DIRECT COMMERCIAL PROPERTY EXPENSE - Components of Direct Commercial Property Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	$ 172	$ 90	$ 318	$ 181
Direct commercial property expense	552	452	1,140	922
Commercial Property
Disclosure of detailed information about investment property [line items]
Property maintenance	211	172	409	352
Real estate taxes	155	140	340	287
Employee compensation and benefits	37	37	93	73
Depreciation and amortization	13	6	25	15
Lease expense	5	3	9	6
Other	131	94	264	189
Direct commercial property expense	$ 552	$ 452	$ 1,140	$ 922